Property and equipment (Tables)	12 Months Ended
Mar. 31, 2023
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Changes in Carrying Value of Property and Equipment
The changes in the carrying value of property and equipment for the year ended March 31, 2023 are as follows:

Gross carrying value	Building	Computers and software	Furniture, fixtures and office equipment	Vehicles	Leasehold improvements	Total
Balance as at April 1, 2022	$9,591	$87,574	$82,642	$784	$72,704	$253,295
Additions	—	10,902	6,736	—	5,738	23,376
On acquisitions (Refer Note 4(a), 4(b), 4(d))	—	517	261	104	298	1,180
Disposals/retirements	—	(5,417)	(3,265)	—	(476)	(9,158)
Translation adjustments	(302)	(6,354)	(5,788)	(71)	(5,269)	(17,784)

Balance as at March 31, 2023	$9,289	$87,222	$80,586	$817	$72,995	$250,909

Accumulated depreciation
Balance as at April 1, 2022	$6,338	$69,574	$70,966	$764	$59,469	$207,111
Depreciation	469	9,915	5,246	46	5,611	21,287
Disposals/retirements	—	(5,322)	(3,252)	—	(476)	(9,050)
Translation adjustments	(204)	(5,078)	(5,022)	(66)	(4,541)	(14,911)

Balance as at March 31, 2023	$6,603	$69,089	$67,938	$744	$60,063	$204,437

Capital work-in-progress	—	—	—	—	—	15,965

Net carrying value as at March 31, 2023	$2,686	$18,133	$12,648	$73	$12,932	$62,437

The changes in the carrying value of property and equipment for the year ended March 31, 2022 are as follows:

Gross carrying value	Building	Computers and software	Furniture, fixtures and office equipment	Vehicles	Leasehold improvements	Total
Balance as at April 1, 2021	$9,733	$78,850	$84,335	$876	$76,043	$249,837
Additions	—	13,966	2,449	—	2,348	18,763
On acquisitions (Refer Note 4(e), 4(f))	—	217	102	10	116	445
Disposals/retirements	—	(1,901)	(1,016)	(74)	(2,765)	(5,756)
Translation adjustments	(142)	(3,558)	(3,228)	(28)	(3,038)	(9,994)

Balance as at March 31, 2022	$9,591	$87,574	$82,642	$784	$72,704	$253,295

Accumulated depreciation
Balance as at April 1, 2021	$5,945	$65,421	$68,141	$737	$58,568	$198,812
Depreciation	483	8,771	6,412	120	6,004	21,790
Disposals/retirements	—	(1,864)	(988)	(70)	(2,727)	(5,649)
Translation adjustments	(90)	(2,754)	(2,599)	(23)	(2,376)	(7,842)

Balance as at March 31, 2022	$6,338	$69,574	$70,966	$764	$59,469	$207,111

Capital work-in-progress						3,073

Net carrying value as at March 31, 2022						$49,257